UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

/s/ Eric Alper      New York, New York/USA      August 16, 2010
-----------------   ----------------------     -----------------
   [Signature]           [City/State]               [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $43,042 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               COM              043353101      655    50000 SH       SOLE                    50000
BANK OF AMERICA CORPORATION    COM              060505104      934    65000 SH       SOLE                    65000
BARRICK GOLD CORP              COM              067901108     2725    60000 SH       SOLE                    60000
BP PLC                         SPONSORED ADR    055622104      866    30000 SH       SOLE                    30000
CAPSTONE TURBINE CORP          COM              14067D102      583   595239 SH       SOLE                   595239
CAREFUSION CORP                COM              14170T101      817    36000 SH       SOLE                    36000
CARMIKE CINEMAS INC            COM              143436400     1697   280000 SH       SOLE                   280000
CIT GROUP INC                  COM NEW          125581801     4233   125000 SH       SOLE                   125000
GLOBE SPECIALTY METALS INC     COM              37954N206     1033   100000 SH       SOLE                   100000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1576   979044 SH       SOLE                   979044
LEAR CORP                      COM NEW          521865204     1986    30000 SH       SOLE                    30000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3110    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     3544    75000 SH       SOLE                    75000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     5756   450000 SH       SOLE                   450000
MICROSOFT CORP                 COM              594918104      971    42200 SH       SOLE                    42200
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3028   250000 SH       SOLE                   250000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      335    30000 SH       SOLE                    30000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      344    30000 SH       SOLE                    30000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      547    32000 SH       SOLE                    32000
RURAL / METRO CORP             COM              781748108     1425   175000 SH       SOLE                   175000
TRIDENT MICROSYSTEMS INC       COM              895919108      710   500000 SH       SOLE                   500000
UAL CORP                       COM NEW          902549807     2570   125000 SH       SOLE                   125000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     2067   100000 SH       SOLE                   100000
WEST MARINE INC                COM              954235107     1088   100000 SH       SOLE                   100000
XERIUM TECHNOLOGIES INC        COM NEW          98416J118      442    31338 SH       SOLE                    31338